Transactions with Related Parties, Castor Ships (Details) - USD ($)	2 Months Ended	4 Months Ended	6 Months Ended
	Mar. 07, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Management fees			$ 970,426	$ 1,657,500
Due from related parties, non-current			1,590,501		$ 1,590,501
Due from related parties, current			1,651,486		3,923,315
Related Party [Member] | Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees			970,426	1,657,500
Sale and purchase commissions			338,000	1,083,150
Due from related parties, non-current			1,590,501		1,590,501
Due from related parties, current			1,651,486		$ 3,923,315
Related Party [Member] | Castor Ships [Member] | M/T Wonder Bellatrix and M/T Wonder Polaris [Member]
Transactions with Related Parties [Abstract]
Sale and purchase commissions				715,000
Related Party [Member] | Castor Ships [Member] | LPG Dream Terrax and LPG Dream Arrax [Member]
Transactions with Related Parties [Abstract]
Sale and purchase commissions				368,150
Related Party [Member] | Castor Ships [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions			156,130	715,183
Related Party [Member] | Castor Ships [Member] | General and Administrative Expense [Member]
Transactions with Related Parties [Abstract]
Flat management fees		$ 958,332
Administration fees	$ 144,445		$ 1,599,000	$ 1,102,777
Related Party [Member] | Castor Ships [Member] | Master Management Agreement [Member]
Transactions with Related Parties [Abstract]
Funding period for advance to cover vessel daily operating costs			2 months
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Transactions with Related Parties [Abstract]
Due from related parties, non-current			$ 1,590,501
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Deposits [Member]
Transactions with Related Parties [Abstract]
Due from related parties, current			$ 1,651,486